Description of the Business - Cano Health - Additional Information (Detail) - USD ($) $ in Thousands	Jul. 07, 2023	Dec. 31, 2023
Nature Of Operations [Line Items]
Deferred compensation arrangement recorded liability		$ 61,690
Common Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued	7,960,001
Deferred compensation arrangement recorded liability	$ 61,700
Common Class A [Member] | Purchase Agreement, Effective as of September 30, 2022, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued	3,225,807
Common Class A [Member] | Amended and Restated Claims Recovery and Assignment Agreement Effective as of December 31, 2021, as Amended to Date [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Nature Of Operations [Line Items]
Deferred compensation arrangement shares issued	4,734,194